Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of reconciliation of net assets
The following is a reconciliation of net assets available for benefits per the financial statements at December 31 to the Form 5500:

	December 31
	2025	2024
Net assets available for benefits per the financial statements	$282,101,147	$248,755,184
Participant loans in default	(46,105)	(40,884)

Net assets available for benefits per the Form 5500	$282,055,042	$248,714,300

Summary of reconciliation of the decrease in net assets
The following is a reconciliation of the decrease in net assets available for benefits per the financial statements and the Form 5500 for the year ended December 31, 2025:

2025
Increase in net assets available for benefits per the financial statements	$33,345,963
Net change in deemed distributions for defaulted loans	(5,221)

Net gain per the Form 5500	$33,340,742